Right-of-Use Assets (Details)	6 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of quantitative information about leases for lessee [abstract]
Lease amount	$ 487,469
Incremental borrowing rate	7.80%
Initial lease liability	$ 400,140